Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 236,779	$ 264,538	$ 392,446
Prepaid expenses	40,500	0	377,780
Cash and marketable securities held in Trust Account	0	29,728,990	0
Total Current Assets	277,279	29,993,528	770,226
Cash held in Trust Account	7,619,044	7,372,451	309,790,455
TOTAL ASSETS	7,896,323	37,365,979	310,560,681
Current liabilities
Accounts payable and accrued expenses	1,515,813	469,268	1,243,172
Excise tax payable	3,062,004	3,062,004	0
Accrued offering costs	5,000	5,000	75,000
Income taxes payable	338,507	308,194	823,991
Common stock to be redeemed (2,768,301 shares of Series A common stock)	0	29,728,990	0
Extension promissory note - related party	160,000	160,000	0
Advance from related parties	2,225,051	1,655,000	0
Total Current Liabilities	7,306,375	35,388,456	2,142,163
Deferred underwriting fee payable	10,500,000	10,500,000	10,500,000
Total Liabilities	17,806,375	45,888,456	12,642,163
Commitments (Note 6)
Series A common stock subject to possible redemption; 667,391 shares issued and outstanding at June 30, 2024 and December 31, 2023 at redemption value of $11.22 and $10.93 per share, respectively	7,487,321	7,292,641	309,097,930
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(17,398,123)	(15,815,868)	(11,180,162)
Total Stockholders' Deficit	(17,397,373)	(15,815,118)	(11,179,412)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	7,896,323	37,365,979	310,560,681
Series A common stock [Member]
Current liabilities
Common stock to be redeemed (2,768,301 shares of Series A common stock)		29,728,990
Stockholders' Deficit
Common Stock	749	749	0
Series B common stock [Member]
Stockholders' Deficit
Common Stock	$ 1	$ 1	$ 750